Fees and Expenses - ERShares Global Entrepreneurs™	Nov. 13, 2025
Prospectus [Line Items]
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
SHAREHOLDER FEES	Class	Retail	Institutional
(fees paid directly from your investment)	A	Class	Class
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed within five business days of purchase)	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%	0.89%	0.89%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	None
Other Expenses*	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.55%	1.55%	1.30%
Fee Waiver/Expense Reimbursement**	(0.57)%	(0.57)%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	0.98%	0.98%

*	“Other Expenses” are based on estimated expenses for the current fiscal year for the Class A shares and the Retail Class shares.

**	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98%, through November 1, 2026. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Year	10 Year
Class A	$570	$888	$1,228	$2,187
Retail Class	$100	$434	$791	$1,497
Institutional Class	$100	$381	$682	$1,540